CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Consolidated Statements of Operations
REVENUES	$ 197,640	$ 348,919	$ 1,187,296	$ 1,330,583
COST OF REVENUES	221,108	352,640	1,244,055	1,566,018
GROSS LOSS	(23,468)	(3,721)	(56,759)	(235,435)
Operating Expenses
Selling, General and Administrative	344,320	447,494	1,719,731	1,474,082
Impairment of assets	0	0	304,936	42,653
Loss (gain) on disposal of assets	0	0	18,008	(141,197)
Total Operating Expenses	344,320	447,494	2,042,675	1,375,538
OPERATING LOSS	(367,788)	(451,215)	(2,099,434)	(1,610,973)
Other Income (Expense)
Gain on extinguishment of liabilities	0	0	0	15,478
Interest income	527	43	87	190
Loss from Equity Method Investments	0	0	0	(10,000)
Interest expense	87,258	35,517	174,916	155,059
Total other income (expense)	(86,731)	(35,474)	(174,829)	(149,391)
LOSS BEFORE INCOME TAXES	(454,519)	(486,689)	(2,274,263)	(1,760,364)
Federal and state income taxes	0	0	0	0
NET LOSS	$ (454,519)	$ (486,689)	$ (2,274,263)	$ (1,760,364)
Earnings Per Share
Basic and diluted loss per share	$ (0.05)	$ (0.06)	$ (0.26)	$ (0.24)
Weighted Average Common Shares Outstanding, Basic and Diluted	8,920,314	8,225,244	8,592,489	7,318,480